UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2013



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2013



[LOGO OF USAA]
    USAA(R)

                                              [GRAPHIC OF USAA REAL RETURN FUND]

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         ANNUAL REPORT
         USAA REAL RETURN FUND
         FUND SHARES o INSTITUTIONAL SHARES
         DECEMBER 31, 2013

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

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PRESIDENT'S MESSAGE

"THE FORMAL ANNOUNCEMENT OF TAPERING
DURING DECEMBER PROPELLED U.S. STOCK               [PHOTO OF DANIEL S. McNAMARA]
MARKETS TO NEW ALL-TIME HIGHS."

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JANUARY 2014

In the final months of the reporting period, better-than-expected news about U.S. economic growth, employment, and the housing market fueled speculation that the Federal Reserve (the Fed) would soon announce the reduction -- or tapering -- of its quantitative easing (QE) asset purchases. (Through QE, the Fed has been buying $85 billion of U.S. Treasury securities and mortgage-backed securities every month to push down long-term interest rates and stimulate economic growth.) In fact, during December 2013, the Fed said it would trim its asset purchases to $75 billion a month starting in January 2014.

U.S. stock markets reacted differently to the taper announcement in December than they did earlier in 2013. In May 2013, stocks retreated after Fed Chairman Ben Bernanke suggested the Fed might begin tapering its asset purchases. The formal announcement of tapering during December propelled U.S. stock markets to new all-time highs. In my view, the markets reacted differently because the U.S. economy appears to be gaining strength and the Fed reiterated its "forward guidance" -- the promise to hold short-term interest rates near zero until unemployment falls below 6.5% and inflation rises above 2.5%. Investors may like the Fed's promise of "low rates for longer" more than they dislike the tapering of the QE program. That being said, I expect the Fed to pause if tapering significantly disrupts the markets. For the reporting period as a whole, U.S. stocks were up. Though the increase was due in part to earnings growth, I believe it was driven primarily by multiple expansion, as investors paid more for stocks in response to the Fed's monetary policies and a limited number of attractive alternatives.

In the bond market, longer-term yields began to increase in May 2013 on expectations that tapering would begin sooner than expected. Bond prices, which move in the opposite direction of interest rates, declined. Though the Fed did not announce the taper until December 2013, rates remained elevated in the longer end of the yield curve -- in five-year, 10-year, and 30-year maturities. (Meanwhile, yields on shorter-term maturities declined after the Fed repeated its commitment to ultra-low short-term rates in

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

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December.) Higher yields mean that investors have the opportunity to reinvest at higher rates and can potentially earn more on new investments. It should be noted that not all bonds performed the same way during the reporting period. The fixed-income market is, after all, a market of bonds and not a single bond market. It comprises different types of bonds with different maturities and risk characteristics, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more.

Looking ahead, I expect the U.S. economy to continue getting stronger, albeit slowly. Though the unemployment rate was near 7% at the end of the reporting period, I'm not sure the employment picture is as rosy as the number suggests. Meanwhile, a federal budget deal reached in December seems to have reduced the possibility of a government shutdown in 2014. (The reporting period had been dominated by partisan wrangling such as the fiscal cliff, the sequestration spending cuts, and the 16-day partial government shutdown.) In Europe, the debt crisis appears to have moderated, and geopolitical tensions in the Middle East, which had roiled the financial markets during 2013, have eased. Nevertheless, these challenges could reemerge in 2014.

Rest assured we will continue to monitor Fed policy, economic trends, geopolitical events, and other factors that could potentially affect your investments. In the meantime, I urge you to hold a diversified portfolio that is directly tied to your goals, risk tolerance, and time horizon. Diversification is important because different asset classes, such as stocks and bonds, move up and down at different rates and often at different times. It is also a good idea to regularly reassess your investment risk and rebalance your portfolio. Regular rebalancing potentially can help you protect your gains and prepare for what happens next.

On behalf of everyone at USAA Asset Management Company, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker-dealer.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

  Distributions to Shareholders                                              12

  Report of Independent Registered Public Accounting Firm                    13

  Portfolios of Investments                                                  14

  Notes to Portfolios of Investments                                         33

  Financial Statements                                                       37

  Notes to Financial Statements                                              40

EXPENSE EXAMPLE                                                              57

TRUSTEES' AND OFFICERS' INFORMATION                                          59

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA REAL RETURN FUND (THE FUND) SEEKS A TOTAL RETURN THAT EXCEEDS THE RATE OF INFLATION OVER AN ECONOMIC CYCLE.

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TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest its assets principally in a portfolio of investments that the Adviser believes will have a total return that exceeds the rate of inflation over an economic cycle. In pursuing its investment objective, the Fund will allocate its assets under normal market conditions among the following asset classes: (1) inflation-linked securities, including U.S. Treasury inflation-protected securities (TIPS), non-U.S. dollar inflation-linked securities, and inflation-linked corporate and municipal securities; (2) fixed-income securities, including bank loans, floating-rate notes, short-duration bonds, investment-grade securities, high-yield bonds (also known as "junk" bonds), and non-U.S. dollar instruments, including foreign currencies; (3) equity securities, including real estate investment trusts (REITs) and exchange-traded funds (ETFs), including those that the adviser believes have a high correlation to measures of inflation; and (4) commodity-linked instruments, such as commodity ETFs, commodity-linked notes, and other investment companies that concentrate their investments in commodity-linked instruments and to a limited extent, certain types of derivative instruments. In allocating the Fund's assets, the adviser may invest all or a substantial portion of the Fund's assets in one or a limited number of these asset classes, In addition, the allocation of the Fund's assets among these classes may vary substantially from time to time.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

    JOHN P. TOOHEY, CFA                              MATTHEW FREUND, CFA
    JULIANNE BASS, CFA                               WASIF LATIF
    DAN DENBOW, CFA                                  STEPHAN KLAFFKE, CFA
    ARNOLD J. ESPE, CFA

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o   HOW DID THE USAA REAL RETURN FUND (THE FUND) PERFORM DURING THE REPORTING
    PERIOD?

    The Fund has two share classes: Fund Shares and Institutional Shares. The Fund Shares returned -0.44%. The Institutional Shares returned -0.24%. This compares to the -9.26% return of the Barclays U.S. Government
    Inflation--Linked Bond Index and the 15.55% return of the Lipper Flexible Portfolio Funds Index, each a benchmark of the Fund.

o WHAT SPECIFIC ELEMENTS IN THE FUND'S POSITIONING HELPED AND HURT PERFORMANCE DURING THE REPORTING PERIOD?

    Generally speaking, our diversified approach didn't translate into strong returns in 2013. While the substantial gains of the U.S. stock market dominated the headlines, many asset classes -- particularly those linked to inflation -- in fact experienced shaky performance in the past year. Still, it is important to keep in mind that our goal isn't to chase short-term returns in particular asset classes, but to deliver inflation-beating returns over time via our allocations to a diverse array

    Refer to page 7 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA REAL RETURN FUND

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    of investments. We believe the value of this strategy will be vindicated
    over time, despite our slightly negative total return in 2013.

    The portion of the Fund invested in large-cap, dividend-paying stocks was our best-performing allocation of the past year. This segment of the Fund focuses on companies with the potential for long-term dividend growth, rather than simply buying the highest-yielding stocks. Not only have dividend growers outperformed over time, but we believe that it is also the market segment most likely to provide long-term inflation protection. This segment of the Fund performed extremely well relative to many dividend-oriented strategies and finished with a positive return that was in line with the gain of the U.S. equity market (as gauged by the S&P 500(R) Index). Excellent stock selection in the telecommunications sector, combined with an overweight in the financials sector and an underweight in the utilities sector, were the key factors in the strong performance.

    The Fund's investment-grade bond allocation made a positive contribution to performance. Although the investment-grade bond market finished in the red, our portfolio produced a positive total return. We added value through individual security selection, highlighted by the outperformance of our positions in corporate bonds and commercial mortgage-backed securities. In addition, we maintained a duration (or interest-rate sensitivity) below that of the benchmark -- a reflection of our view that long-term bond yields are poised to rise gradually over time. Our goal is to outperform via the strength of our security selection rather than taking on added interest-rate risk, and we succeeded in this approach during 2013.

    Similarly, our bottom-up approach fueled strong performance in the Fund's high-yield segment during the past year. We continue to find opportunities in this sector amid the environment of improving economic growth and low defaults. As was the case in the investment-grade portfolio, we maintained a below-average duration in order to minimize the impact of volatility in the U.S. Treasury market.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

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    These positive returns were offset, to some extent, by the weaker performance of our allocation to U.S. Treasury Inflation Protected Securities (TIPS). The combination of rising long-term bond yields and declining concerns about the prospect of inflation caused TIPS to underperform in 2013. Fortunately, we mitigated some of the potential negative impact by holding only a modest allocation to this asset class.

    Our allocation to precious metals stocks performed poorly during the past year. However, one important aspect of gold stocks' large performance gap is that valuations in the sector have become very compelling -- meaning the sector, in our view, currently offers a cheap hedge against the potential for inflation and other "tail risks" that may emerge in 2014 and beyond.

    The Fund's emerging markets allocation also weighed on performance, as the MSCI Emerging Markets Index finished the year with a -2.60% return, well behind the strong gain of the developed markets. However, we continue to believe the emerging markets are an essential element of a diversified portfolio, and we find their valuations particularly compelling as we move into 2014.

    The Fund's real estate allocation, which provides roughly equal exposure to the domestic and foreign markets, finished the year with a negative return. Although real estate prices continued to recover in 2013, real estate investment trusts were hurt by the increase in long-term bond yields.

o   WHAT IS YOUR OUTLOOK FOR THE YEAR AHEAD?

    The issue of inflation moved to the back burner in 2013, as prices remained relatively stable and global economic growth, while improving, was still fairly weak on an absolute basis. Current inflation in the United States is still running low, as gauged by the 2013 Consumer Price Index. In Europe, inflation was low as well. We believe these developments have led investors to become complacent about this issue, even though inflation is likely to

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4  | USAA REAL RETURN FUND

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    increase in the coming years. The length and the magnitude of the U.S.
    Federal Reserve's monetary stimulus program has, in our view, significantly elevated inflation risk on an intermediate- and long-term basis. We, therefore, believe investors are well-served by holding a fund that helps hedge the risk that their purchasing power could be eroded by inflation over time.

    This said, an important aspect of our strategy is that we don't always position the Fund for rapidly rising prices. Through our ability to invest across a wide range of asset classes, we seek to tailor the portfolio's allocations to the current backdrop. Currently, we are positioning the Fund for an environment of modest inflation in the coming year while seeking to take advantage of the values we see in commodities, precious metals stocks, and emerging market stocks.

    We believe our ability to adjust the portfolio's weightings among a variety of asset classes in this manner makes this an all-weather Fund that can perform well no matter what the current rate of inflation.

    Thank you for your investment in the Fund.

    The Real Return Fund may be subject to stock market risk and is non-diversified which means that it may invest a greater percentage of its assets in a single issuer. Individual stocks will fluctuate in response to the activities of individual companies, general market, and economic conditions domestically and abroad. When redeemed or sold, may be worth more or less than the original cost. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. o As interest rates rise, existing bond prices generally fall. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability, and increased volatility. It may be more volatile than other asset classes that diversify across many industries and companies. o Investing in REITs has some of the same risks associated with the direct ownership of real estate. o Exchange-traded funds (ETFs) are subject to risks similar to those of stocks.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA REAL RETURN FUND SHARES (FUND SHARES) (Ticker Symbol: USRRX)

--------------------------------------------------------------------------------
                                         12/31/13                   12/31/12
--------------------------------------------------------------------------------
Net Assets                            $77.6 Million              $70.2 Million
Net Asset Value Per Share                 $10.22                     $10.52

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
  1 Year                                             Since Inception 10/18/10
  -0.44%                                                       4.16%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 12/31/12*
--------------------------------------------------------------------------------
Before Reimbursement        1.55%            After Reimbursement       0.89%

               (Includes acquired fund fees and expenses of 0.04%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through May 1, 2014, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Fund Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.85% of the Fund Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after May 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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6  | USAA REAL RETURN FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               LIPPER FLEXIBLE PORTFOLIO         USAA REAL RETURN           BARCLAYS U.S. GOVERNMENT
                     FUNDS INDEX                    FUND SHARES           INFLATION-LINKED BOND INDEX
10/31/2010           $10,000.00                     $10,000.00                     $10,000.00
11/30/2010             9,992.25                       9,960.00                       9,830.72
12/31/2010            10,387.10                      10,088.37                       9,678.60
 1/31/2011            10,604.11                      10,088.37                       9,697.37
 2/28/2011            10,818.21                      10,239.25                       9,780.81
 3/31/2011            10,867.38                      10,320.65                       9,879.83
 4/30/2011            11,175.63                      10,563.72                      10,128.16
 5/31/2011            11,078.71                      10,563.72                      10,159.30
 6/30/2011            10,917.36                      10,469.70                      10,241.15
 7/31/2011            10,829.34                      10,561.72                      10,641.99
 8/31/2011            10,355.37                      10,367.46                      10,728.63
 9/30/2011             9,660.02                       9,920.52                      10,703.48
10/31/2011            10,462.58                      10,394.39                      10,902.70
11/30/2011            10,302.57                      10,322.28                      10,986.94
12/31/2011            10,266.92                      10,298.24                      10,990.94
 1/31/2012            10,740.12                      10,654.07                      11,243.26
 2/29/2012            11,078.28                      10,821.52                      11,206.13
 3/31/2012            11,180.57                      10,801.35                      11,085.56
 4/30/2012            11,153.69                      10,832.96                      11,309.94
 5/31/2012            10,559.85                      10,580.05                      11,499.18
 6/30/2012            10,856.97                      10,750.37                      11,435.30
 7/31/2012            10,990.29                      10,899.09                      11,652.09
 8/31/2012            11,216.36                      11,047.81                      11,618.55
 9/30/2012            11,459.53                      11,279.95                      11,677.64
10/31/2012            11,380.46                      11,333.46                      11,778.65
11/30/2012            11,480.15                      11,312.05                      11,834.95
12/31/2012            11,636.70                      11,444.92                      11,757.89
 1/31/2013            11,994.16                      11,521.07                      11,678.84
 2/28/2013            12,006.41                      11,466.68                      11,682.43
 3/31/2013            12,206.62                      11,565.79                      11,715.57
 4/30/2013            12,375.16                      11,653.32                      11,808.60
 5/31/2013            12,369.70                      11,412.60                      11,293.96
 6/30/2013            12,085.46                      11,053.03                      10,889.13
 7/31/2013            12,526.67                      11,317.25                      10,968.58
 8/31/2013            12,327.41                      11,163.12                      10,808.88
 9/30/2013            12,760.57                      11,329.02                      10,965.38
10/31/2013            13,120.93                      11,539.22                      11,025.67
11/30/2013            13,245.76                      11,406.46                      10,906.29
12/31/2013            13,445.67                      11,394.39                      10,746.19

                                   [END CHART]

                        Data from 10/31/10 to 12/31/13.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Real Return Fund Shares to the following benchmarks:

o The unmanaged Lipper Flexible Portfolio Funds Index tracks the performance of the 30 largest funds within the Lipper Flexible Funds category. This category allocates its investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return.

o The Barclays U.S. Government Inflation-Linked Bond Index measures the performance of the U.S. Treasury Inflation Protected Securities (TIPS) market. The index includes TIPS with one or more years remaining maturity with total outstanding issue size of $500 million or more.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

*The performance of the Lipper Flexible Portfolio Funds Index and the Barclays U.S. Government Inflation-Linked Bond Index is calculated from the end of the month of October 31, 2010, while the Fund Shares inception date is October 18, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

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USAA REAL RETURN FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES)
(Ticker Symbol: UIRRX)

--------------------------------------------------------------------------------
                                        12/31/13                   12/31/12
--------------------------------------------------------------------------------
Net Assets                           $334.7 Million             $228.8 Million
Net Asset Value Per Share                $10.23                     $10.53

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
  1 Year                                          Since Inception 10/18/10
  -0.24%                                                     4.40%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 12/31/12*
--------------------------------------------------------------------------------
Before Reimbursement        0.85%            After Reimbursement       0.69%

               (Includes acquired fund fees and expenses of 0.04%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through May 1, 2014, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Institutional Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.65% of the Institutional Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after May 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

================================================================================

8  | USAA REAL RETURN FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               LIPPER FLEXIBLE PORTFOLIO           USAA REAL RETURN              BARCLAYS U.S. GOVERNMENT
                     FUNDS INDEX              FUND INSTITUTIONAL SHARES        INFLATION-LINKED BOND INDEX
10/31/2010           $10,000.00                       $10,000.00                       $10,000.00
11/30/2010             9,992.25                         9,970.00                         9,830.72
12/31/2010            10,387.10                        10,091.00                         9,678.60
 1/31/2011            10,604.11                        10,091.00                         9,697.37
 2/28/2011            10,818.21                        10,241.91                         9,780.81
 3/31/2011            10,867.38                        10,327.65                         9,879.83
 4/30/2011            11,175.63                        10,581.02                        10,128.16
 5/31/2011            11,078.71                        10,581.02                        10,159.30
 6/30/2011            10,917.36                        10,481.44                        10,241.15
 7/31/2011            10,829.34                        10,583.80                        10,641.99
 8/31/2011            10,355.37                        10,389.32                        10,728.63
 9/30/2011             9,660.02                         9,946.91                        10,703.48
10/31/2011            10,462.58                        10,421.56                        10,902.70
11/30/2011            10,302.57                        10,349.33                        10,986.94
12/31/2011            10,266.92                        10,330.72                        10,990.94
 1/31/2012            10,740.12                        10,687.31                        11,243.26
 2/29/2012            11,078.28                        10,855.12                        11,206.13
 3/31/2012            11,180.57                        10,839.63                        11,085.56
 4/30/2012            11,153.69                        10,871.32                        11,309.94
 5/31/2012            10,559.85                        10,617.76                        11,499.18
 6/30/2012            10,856.97                        10,793.65                        11,435.30
 7/31/2012            10,990.29                        10,942.82                        11,652.09
 8/31/2012            11,216.36                        11,091.99                        11,618.55
 9/30/2012            11,459.53                        11,319.44                        11,677.64
10/31/2012            11,380.46                        11,383.88                        11,778.65
11/30/2012            11,480.15                        11,373.14                        11,834.95
12/31/2012            11,636.70                        11,506.28                        11,757.89
 1/31/2013            11,994.16                        11,582.77                        11,678.84
 2/28/2013            12,006.41                        11,528.14                        11,682.43
 3/31/2013            12,206.62                        11,632.76                        11,715.57
 4/30/2013            12,375.16                        11,720.72                        11,808.60
 5/31/2013            12,369.70                        11,478.82                        11,293.96
 6/30/2013            12,085.46                        11,123.54                        10,889.13
 7/31/2013            12,526.67                        11,389.18                        10,968.58
 8/31/2013            12,327.41                        11,245.29                        10,808.88
 9/30/2013            12,760.57                        11,407.26                        10,965.38
10/31/2013            13,120.93                        11,607.58                        11,025.67
11/30/2013            13,245.76                        11,485.16                        10,906.29
12/31/2013            13,445.67                        11,478.47                        10,746.19

                                   [END CHART]

                        Data from 10/31/10 to 12/31/13.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Real Return Fund Institutional Shares to the benchmarks listed above (see page 7 for benchmark definitions).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

*The performance of the Lipper Flexible Portfolio Funds Index and the Barclays U.S. Government Inflation-Linked Bond Index is calculated from the end of the month, October 31, 2010, while the Institutional Shares' inception date is October 18, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                           o TOP 10 EQUITY HOLDINGS* o
                                 AS OF 12/31/13
                                (% of Net Assets)

iShares Core MSCI Emerging Markets ETF** ................................. 4.7%
SPDR Dow Jones International Real Estate ETF** ........................... 3.4%
SPDR Gold Shares ......................................................... 2.8%
iShares Gold Trust ....................................................... 2.6%
WisdomTree Emerging Markets Local Debt Fund** ............................ 2.5%
SPDR S&P Global Natural Resources ETF** .................................. 2.4%
PowerShares DB Oil Fund .................................................. 1.9%
EGShares Emerging Markets Consumer ETF** ................................. 1.3%
WisdomTree Emerging Markets Equity Income Fund** ......................... 1.1%
iShares Global Timber & Forestry ETF** ................................... 1.0%

 * Excludes Money Market Instruments

** The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

================================================================================

10  | USAA REAL RETURN FUND

================================================================================

                            o TOP 10 BOND HOLDINGS* o
                                 AS OF 12/31/13
                                (% of Net Assets)

U.S. Treasury Inflation-Indexed Notes 1.25%, 7/15/2020 .................... 2.4%
U.S. Treasury Inflation-Indexed Notes 0.13%, 1/15/2023 .................... 2.1%
U.S. Treasury Inflation-Indexed Notes 2.50%, 1/15/2029 .................... 2.0%
Canadian Government ....................................................... 1.0%
Puget Sound Energy, Inc. .................................................. 0.7%
U.S. Treasury Inflation-Indexed Notes 0.13%, 4/15/2018 .................... 0.6%
Suntrust Capital I ........................................................ 0.6%
Hutchison Whampoa International Ltd. ...................................... 0.5%
Bear Stearns Commercial Mortgage Securities, Inc. ......................... 0.5%
QBE Capital Funding III Ltd. .............................................. 0.5%

                             o TOP 10 INDUSTRIES* o
                                 AS OF 12/31/13
                                (% of Net Assets)

U.S. Government .......................................................... 11.9%
Gold .....................................................................  8.8%
REITs - Diversified ......................................................  3.4%
Diversified Banks ........................................................  3.3%
Oil & Gas Storage & Transportation .......................................  3.1%
Oil & Gas Exploration & Production .......................................  3.0%
Foreign Government Obligations ...........................................  3.0%
Other Diversified Financial Services .....................................  2.5%
Pharmaceuticals ..........................................................  2.3%
Asset-Backed Financing ...................................................  2.2%

 * Excludes Money Market Instruments

You will find a complete list of securities that the Fund owns on pages 14-32.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2013, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2014.

With respect to distributions paid, the Regulated Investment Company Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended December 31, 2013:

                              QUALIFIED
 DIVIDEND RECEIVED        DIVIDEND INCOME          LONG-TERM
DEDUCTION (CORPORATE       (NON-CORPORATE         CAPITAL GAIN         INTEREST-RELATED
  SHAREHOLDERS)(1)        SHAREHOLDERS)(1)       DISTRIBUTIONS(2)      DIVIDEND INCOME
---------------------------------------------------------------------------------------
       14.37%                  19.82%               $939,000              $4,990,000
---------------------------------------------------------------------------------------

(1) Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.

(2) Pursuant to Section 852 of the Internal Revenue Code.

================================================================================

12  | USAA REAL RETURN FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA REAL RETURN FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Real Return Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Real Return Fund at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 18, 2014

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  13

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2013

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES    SECURITY                                                          (000)
------------------------------------------------------------------------------------
             U.S.EQUITY SECURITIES (11.3%)

             COMMON STOCKS (11.0%)

             CONSUMER DISCRETIONARY (0.5%)
             -----------------------------
             ADVERTISING (0.1%)
     6,000   Omnicom Group, Inc.                                            $    446
                                                                            --------
             AUTOMOBILE MANUFACTURERS (0.1%)
    21,000   Ford Motor Co.                                                      324
                                                                            --------
             DEPARTMENT STORES (0.1%)
    10,600   Kohl's Corp.                                                        601
                                                                            --------
             HOME IMPROVEMENT RETAIL (0.1%)
     5,400   Lowe's Companies, Inc.                                              268
                                                                            --------
             SPECIALIZED CONSUMER SERVICES (0.1%)
    15,800   H&R Block, Inc.                                                     459
                                                                            --------
             Total Consumer Discretionary                                      2,098
                                                                            --------
             CONSUMER STAPLES (1.0%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
    11,000   Archer-Daniels-Midland Co.                                          477
     2,600   Bunge Ltd.                                                          214
                                                                            --------
                                                                                 691
                                                                            --------
             DRUG RETAIL (0.2%)
    15,200   Walgreen Co.                                                        873
                                                                            --------
             FOOD DISTRIBUTORS (0.1%)
    14,200   Sysco Corp.                                                         513
                                                                            --------
             HOUSEHOLD PRODUCTS (0.1%)
     6,238   Procter & Gamble Co.                                                508
                                                                            --------
             HYPERMARKETS & SUPER CENTERS (0.2%)
     9,300   Wal-Mart Stores, Inc.                                               732
                                                                            --------
             TOBACCO (0.2%)
     6,950   Philip Morris International, Inc.                                   605
                                                                            --------
             Total Consumer Staples                                            3,922
                                                                            --------

================================================================================

14  | USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES    SECURITY                                                          (000)
------------------------------------------------------------------------------------
             ENERGY (1.0%)
             -------------
             INTEGRATED OIL & GAS (0.7%)
    13,200   Chevron Corp.                                                  $  1,649
    14,500   Occidental Petroleum Corp.                                        1,379
                                                                            --------
                                                                               3,028
                                                                            --------
             OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     8,900   ConocoPhillips                                                      628
    14,700   Marathon Oil Corp.                                                  519
                                                                            --------
                                                                               1,147
                                                                            --------
             Total Energy                                                      4,175
                                                                            --------
             FINANCIALS (2.0%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
       870   BlackRock, Inc.                                                     275
     5,600   State Street Corp.                                                  411
                                                                            --------
                                                                                 686
                                                                            --------
             CONSUMER FINANCE (0.2%)
     9,000   Capital One Financial Corp.                                         690
                                                                            --------
             DIVERSIFIED BANKS (0.3%)
    28,900   Wells Fargo & Co.                                                 1,312
                                                                            --------
             LIFE & HEALTH INSURANCE (0.3%)
    25,000   MetLife, Inc.                                                     1,348
                                                                            --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
    27,400   JPMorgan Chase & Co.                                              1,602
                                                                            --------
             REGIONAL BANKS (0.5%)
    23,300   BB&T Corp.                                                          870
    13,900   PNC Financial Services Group, Inc.                                1,078
                                                                            --------
                                                                               1,948
                                                                            --------
             THRIFTS & MORTGAGE FINANCE (0.1%)
    30,225   People's United Financial, Inc.                                     457
                                                                            --------
             Total Financials                                                  8,043
                                                                            --------
             HEALTH CARE (1.6%)
             ------------------
             HEALTH CARE EQUIPMENT (0.1%)
     9,100   Medtronic, Inc.                                                     522
                                                                            --------
             PHARMACEUTICALS (1.5%)
    33,630   AbbVie, Inc.                                                      1,776
    17,500   Johnson & Johnson                                                 1,603

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES    SECURITY                                                          (000)
------------------------------------------------------------------------------------
    23,900   Merck & Co., Inc.                                              $  1,196
    54,900   Pfizer, Inc.                                                      1,682
                                                                            --------
                                                                               6,257
                                                                            --------
             Total Health Care                                                 6,779
                                                                            --------
             INDUSTRIALS (1.6%)
             ------------------
             AEROSPACE & DEFENSE (0.5%)
     9,500   Raytheon Co.                                                        862
    10,000   United Technologies Corp.                                         1,138
                                                                            --------
                                                                               2,000
                                                                            --------
             AIR FREIGHT & LOGISTICS (0.2%)
    10,300   United Parcel Service, Inc. "B"                                   1,082
                                                                            --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
     4,600   Caterpillar, Inc.                                                   418
                                                                            --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    24,900   Republic Services, Inc.                                             827
                                                                            --------
             INDUSTRIAL CONGLOMERATES (0.5%)
    73,700   General Electric Co.                                              2,066
                                                                            --------
             INDUSTRIAL MACHINERY (0.1%)
     3,400   Stanley Black & Decker, Inc.                                        274
                                                                            --------
             Total Industrials                                                 6,667
                                                                            --------
             INFORMATION TECHNOLOGY (1.9%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.4%)
    67,010   Cisco Systems, Inc.                                               1,505
                                                                            --------
             COMPUTER HARDWARE (0.5%)
       730   Apple, Inc.                                                         410
    56,200   Hewlett-Packard Co.                                               1,572
                                                                            --------
                                                                               1,982
                                                                            --------
             SEMICONDUCTORS (0.6%)
    52,980   Intel Corp.                                                       1,375
    28,600   Texas Instruments, Inc.                                           1,256
                                                                            --------
                                                                               2,631
                                                                            --------
             SYSTEMS SOFTWARE (0.4%)
    47,580   Microsoft Corp.                                                   1,781
                                                                            --------
             Total Information Technology                                      7,899
                                                                            --------
             MATERIALS (0.8%)
             ----------------
             DIVERSIFIED CHEMICALS (0.1%)
    10,400   E.I. du Pont de Nemours & Co.                                       676
                                                                            --------

================================================================================

16  | USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES    SECURITY                                                          (000)
------------------------------------------------------------------------------------
             DIVERSIFIED METALS & MINING (0.1%)
    12,500   Freeport-McMoRan Copper & Gold, Inc.                           $    472
                                                                            --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
     1,000   CF Industries Holdings, Inc.                                        233
     8,800   Monsanto Co.                                                      1,026
     6,900   Mosaic Co.                                                          326
                                                                            --------
                                                                               1,585
                                                                            --------
             PAPER PACKAGING (0.1%)
     6,700   Bemis Co., Inc.                                                     274
                                                                            --------
             PAPER PRODUCTS (0.1%)
     8,430   International Paper Co.                                             413
                                                                            --------
             Total Materials                                                   3,420
                                                                            --------
             TELECOMMUNICATION SERVICES (0.3%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    18,500   AT&T, Inc.                                                          650
    23,000   CenturyLink, Inc.                                                   733
                                                                            --------
                                                                               1,383
                                                                            --------
             Total Telecommunication Services                                  1,383
                                                                            --------
             UTILITIES (0.3%)
             ----------------
             ELECTRIC UTILITIES (0.1%)
     6,270   Southern Co.                                                        258
                                                                            --------
             GAS UTILITIES (0.1%)
     7,200   ONEOK, Inc.                                                         447
                                                                            --------
             MULTI-UTILITIES (0.1%)
    15,000   CenterPoint Energy, Inc.                                            348
                                                                            --------
             Total Utilities                                                   1,053
                                                                            --------
             Total Common Stocks (cost: $36,254)                              45,439
                                                                            --------

             PREFERRED STOCKS (0.3%)

             ENERGY (0.3%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     1,000   Chesapeake Energy Corp., 5.75%, perpetual(a) (cost: $987)         1,169
                                                                            --------
             Total U.S. Equity Securities (cost: $37,241)                     46,608
                                                                            --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES    SECURITY                                                          (000)
------------------------------------------------------------------------------------
             INTERNATIONAL EQUITY SECURITIES (21.3%)

             COMMON STOCKS (3.0%)

             CONSUMER DISCRETIONARY (0.2%)
             -----------------------------
             HOTELS, RESORTS & CRUISE LINES (0.2%)
     19,900  Carnival Corp.                                                 $    799
                                                                            --------
             CONSUMER STAPLES (0.2%)
             -----------------------
             PACKAGED FOODS & MEAT (0.2%)
     18,900  Unilever N.V.                                                       760
                                                                            --------
             ENERGY (0.6%)
             -------------
             INTEGRATED OIL & GAS (0.3%)
     17,483  Royal Dutch Shell plc ADR                                         1,246
                                                                            --------
             OIL & GAS DRILLING (0.3%)
     23,000  Transocean Ltd.                                                   1,137
                                                                            --------
             Total Energy                                                      2,383
                                                                            --------
             FINANCIALS (0.4%)
             -----------------
             DIVERSIFIED BANKS (0.4%)
     27,600  HSBC Holdings plc ADR                                             1,522
                                                                            --------
             HEALTH CARE (0.3%)
             ------------------
             PHARMACEUTICALS (0.3%)
     13,500  Novartis AG ADR                                                   1,085
                                                                            --------
             INDUSTRIALS (0.3%)
             ------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
     18,600  Eaton Corp. plc                                                   1,416
                                                                            --------
             INFORMATION TECHNOLOGY (0.1%)
             -----------------------------
             COMPUTER STORAGE & PERIPHERALS (0.1%)
      8,800  Seagate Technology plc                                              494
                                                                            --------
             MATERIALS (0.4%)
             ----------------
             COMMODITY CHEMICALS (0.1%)
      4,100  LyondellBasell Industries N.V. "A"                                  329
                                                                            --------
             DIVERSIFIED CHEMICALS (0.2%)
     15,400  Rio Tinto plc ADR                                                   869
                                                                            --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
      2,300  Agrium, Inc.                                                        210
     13,700  Potash Corp. of Saskatchewan, Inc.                                  452
                                                                            --------
                                                                                 662
                                                                            --------
             Total Materials                                                   1,860
                                                                            --------

================================================================================

18  | USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES    SECURITY                                                          (000)
------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES (0.5%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    15,000   Rogers Communications, Inc. "B"                                $    679
    34,700   Vodafone Group plc ADR                                            1,364
                                                                            --------
                                                                               2,043
                                                                            --------
             Total Telecommunication Services                                  2,043
                                                                            --------
             Total Common Stocks (cost: $10,871)                              12,362
                                                                            --------

             EXCHANGE-TRADED FUNDS (15.8%)
   200,000   EGShares Emerging Markets Consumer ETF                            5,376
   387,160   iShares Core MSCI Emerging Markets ETF                           19,284
    80,000   iShares Global Timber & Forestry ETF                              4,231
     8,464   iShares MSCI EAFE ETF                                               568
     4,685   iShares MSCI Germany ETF                                            149
   150,000   iShares MSCI Global Agriculture Producers ETF                     4,122
     7,020   iShares MSCI Hong Kong ETF                                          145
    43,400   iShares MSCI Indonesia ETF                                          991
    61,110   iShares MSCI Malaysia ETF                                           967
    14,590   iShares MSCI Philippines ETF                                        461
    35,501   iShares MSCI Russia Capped ETF                                      777
     3,855   iShares MSCI Singapore ETF                                           51
    34,482   iShares MSCI South Korea Capped ETF                               2,230
    58,139   iShares MSCI Turkey ETF                                           2,771
    10,896   iShares MSCI United Kingdom ETF                                     228
    51,000   SPDR S&P Emerging Markets SmallCap ETF                            2,367
   200,000   SPDR S&P Global Natural Resources ETF                            10,048
    84,304   WisdomTree Emerging Markets Equity Income Fund                    4,302
    60,000   WisdomTree Emerging Markets SmallCap Dividend Fund                2,765
   200,000   WisdomTree India Earnings Fund                                    3,488
                                                                            --------
             Total Exchange-Traded Funds (cost: $65,361)                      65,321
                                                                            --------

             FIXED-INCOME EXCHANGE-TRADED FUNDS (2.5%)
   222,429   WisdomTree Emerging Markets Local Debt Fund (cost $11,773)       10,236
                                                                            --------
             Total International Equity Securities (cost: $88,005)            87,919
                                                                            --------

             PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (11.3%)

             GOLD (3.1%)

             AFRICAN GOLD COMPANIES (0.2%)
    18,500   AngloGold Ashanti Ltd. ADR                                          217
    90,000   Gold Fields Ltd. ADR                                                288

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES    SECURITY                                                          (000)
------------------------------------------------------------------------------------
    160,000  Harmony Gold Mining Co. Ltd. ADR                               $    405
      7,500  Sibanye Gold Ltd. ADR                                                36
                                                                            --------
                                                                                 946
                                                                            --------
             AUSTRALIAN GOLD COMPANIES (0.1%)
     77,800  Newcrest Mining Ltd.                                                542
                                                                            --------
             EUROPEAN GOLD COMPANIES (0.5%)
     31,500  Randgold Resources Ltd. ADR                                       1,979
                                                                            --------
             NORTH AMERICAN GOLD COMPANIES (2.1%)
     15,000  Agnico-Eagle Mines Ltd.                                             396
     15,000  Alamos Gold, Inc.                                                   182
     30,000  Allied Nevada Gold Corp.*                                           107
     55,000  AuRico Gold, Inc.                                                   201
    304,600  B2Gold Corp.*                                                       625
     11,200  Barrick Gold Corp.                                                  197
    105,000  Centerra Gold, Inc.                                                 427
    104,700  Dundee Precious Metals, Inc.*                                       303
    114,000  Eldorado Gold Corp.                                                 649
     32,200  Goldcorp, Inc.                                                      698
    130,000  IAMGOLD Corp.                                                       433
     46,000  Kinross Gold Corp.                                                  201
     12,300  Newmont Mining Corp.                                                283
    222,000  Osisko Mining Corp.*                                                984
     36,400  Royal Gold, Inc.                                                  1,677
    350,000  Semafo, Inc.                                                        919
     39,000  Yamana Gold, Inc.                                                   336
                                                                            --------
                                                                               8,618
                                                                            --------
             SOUTH AMERICAN GOLD COMPANIES (0.2%)
     88,000  Compania de Minas Buenaventura S.A. ADR                             987
                                                                            --------
             Total Gold (cost: $22,349)                                       13,072
                                                                            --------
             PLATINUM GROUP METALS (0.1%)
     26,000  Impala Platinum Holdings Ltd. (cost $650)                           305
                                                                            --------
             SILVER (0.2%)
     61,000  Pan American Silver Corp. (cost $1,190)                             714
                                                                            --------
             EXCHANGE-TRADED FUNDS (7.9%)
     20,000  ETFS Physical Palladium Shares*                                   1,396
     10,000  ETFS Platinum Trust*                                              1,339
    900,000  iShares Gold Trust*                                              10,512
    275,000  PowerShares DB Oil Fund*                                          7,620

================================================================================

20  | USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES    SECURITY                                                          (000)
------------------------------------------------------------------------------------
   100,000   SPDR Gold Shares*                                              $ 11,617
                                                                            --------
             Total Exchange-Traded Funds (cost: $34,953)                      32,484
                                                                            --------
             Total Precious Metals and Commodity - Related
               Securities (cost: $59,142)                                     46,575
                                                                            --------

             GLOBAL REAL ESTATE EQUITY SECURITIES (5.8%)

             COMMON STOCKS (2.4%)

             REITs - INDUSTRIAL (0.2%)
    19,300   ProLogis, Inc.                                                      713
                                                                            --------
             REITs - OFFICE (0.4%)
     7,200   Boston Properties, Inc.                                             723
     9,700   SL Green Realty Corp.                                               896
                                                                            --------
                                                                               1,619
                                                                            --------
             REITs - RESIDENTIAL (0.6%)
    16,600   American Campus Communities, Inc.                                   535
     5,750   AvalonBay Communities, Inc.                                         680
    22,000   Equity LifeStyle Properties, Inc.                                   797
    13,600   Equity Residential                                                  705
                                                                            --------
                                                                               2,717
                                                                            --------
             REITs - RETAIL (0.5%)
    15,700   Regency Centers Corp.                                               727
     4,800   Simon Property Group, Inc.                                          730
     9,600   Taubman Centers, Inc.                                               614
                                                                            --------
                                                                               2,071
                                                                            --------
             REITs - SPECIALIZED (0.7%)
    10,020   American Tower Corp.                                                800
    11,500   Extra Space Storage, Inc.                                           485
    12,400   Health Care REIT, Inc.                                              664
    45,800   Host Hotels & Resorts, Inc.                                         890
                                                                            --------
                                                                               2,839
                                                                            --------
             Total Common Stocks (cost: $9,874)                                9,959
                                                                            --------

             EXCHANGE-TRADED FUNDS (3.4%)
   340,000   SPDR Dow Jones International Real Estate ETF (cost $13,818)      14,008
                                                                            --------
             Total Global Real Estate Equity Securities (cost: $23,692)       23,967
                                                                            --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                             COUPON                        VALUE
(000)         SECURITY                                              RATE       MATURITY          (000)
------------------------------------------------------------------------------------------------------
              BONDS (47.3%)

              CORPORATE OBLIGATIONS (19.2%)

              CONSUMER DISCRETIONARY (1.0%)
              -----------------------------
              APPAREL RETAIL (0.2%)
$     1,000   L Brands, Inc.                                        6.95%      3/01/2033      $    990
                                                                                              --------
              AUTOMOBILE MANUFACTURERS (0.5%)
      2,000   Nissan Motor Acceptance Corp.(a)                      0.95(b)    9/26/2016         2,012
                                                                                              --------
              CABLE & SATELLITE (0.1%)
GBP     120   Comcast Corp.                                         5.50      11/23/2029           217
                                                                                              --------
              SPECIALTY STORES (0.2%)
        990   Harbor Freight Tools USA, Inc.(c)                     4.75       7/26/2019         1,003
                                                                                              --------
              Total Consumer Discretionary                                                       4,222
                                                                                              --------
              CONSUMER STAPLES (0.5%)
              -----------------------
              HYPERMARKETS & SUPER CENTERS (0.2%)
JPY 100,000   Wal-Mart Stores, Inc.                                 0.94       7/28/2015           959
                                                                                              --------
              SOFT DRINKS (0.3%)
      1,000   Coca-Cola Co.                                         0.19(b)    3/14/2014         1,000
                                                                                              --------
              Total Consumer Staples                                                             1,959
                                                                                              --------
              ENERGY (3.5%)
              -------------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
      1,000   Exterran Partners Exploration(a)                      6.00       4/01/2021           998
                                                                                              --------
              OIL & GAS EXPLORATION & PRODUCTION (0.6%)
        500   Berry Petroleum Co.                                   6.75      11/01/2020           521
      1,000   QEP Resources, Inc.                                   6.80       3/01/2020         1,055
      1,000   Samson Investment Co.(c)                              5.00       9/25/2018         1,005
                                                                                              --------
                                                                                                 2,581
                                                                                              --------
              OIL & GAS REFINING & MARKETING (0.1%)
        398   Tesoro Corp.(c)                                       2.42       5/30/2016           399
                                                                                              --------
              OIL & GAS STORAGE & TRANSPORTATION (2.6%)
      1,000   Enbridge Energy Partners, LP                          8.05      10/01/2037         1,108
      1,000   Enbridge, Inc.                                        0.90(b)   10/01/2016         1,004
      1,000   Energy Transfer Partners                              3.26(b)   11/01/2066           915
      1,000   Enterprise Products Operating, LLC                    7.00       6/01/2067         1,029
      1,000   Genesis Energy, LP & Genesis Energy
                 Finance Corp.                                      5.75       2/15/2021         1,016
      1,000   Kinder Morgan, Inc.(a)                                5.00       2/15/2021           990
        325   Markwest Energy Partners Finance Corp.                6.25       6/15/2022           345
        875   Martin Midstream Partners, LP                         8.88       4/01/2018           928

================================================================================

22  | USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                             COUPON                        VALUE
(000)         SECURITY                                              RATE       MATURITY          (000)
------------------------------------------------------------------------------------------------------
$       927   NGPL PipeCo, LLC(c)                                   6.75%      9/15/2017      $    867
      1,000   NGPL PipeCo, LLC(a)                                   9.63       6/01/2019           983
      1,310   Targa Resources Partners, LP(a)                       6.88       2/01/2021         1,415
                                                                                              --------
                                                                                                10,600
                                                                                              --------
              Total Energy                                                                      14,578
                                                                                              --------
              FINANCIALS (7.9%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
      1,000   Bank of New York Mellon                               0.52(b)    1/31/2014         1,000
        890   NTC Capital I                                         0.76(b)    1/15/2027           745
      2,010   State Street Capital Trust IV                         1.24(b)    6/01/2077         1,539
        836   Walter Investment Management Corp.(c),(d)             4.76      12/11/2020           839
                                                                                              --------
                                                                                                 4,123
                                                                                              --------
              CONSUMER FINANCE (0.7%)
      1,000   American Express Co.                                  6.80       9/01/2066         1,069
      1,000   American Express Credit Corp.                         1.10(b)    6/24/2014         1,004
      1,000   John Deere Capital Corp.                              0.46(b)    3/03/2014         1,000
                                                                                              --------
                                                                                                 3,073
                                                                                              --------
              INVESTMENT BANKING & BROKERAGE (0.1%)
EUR     360   Goldman Sachs Group, Inc.                             4.00       2/02/2015           512
                                                                                              --------
              LIFE & HEALTH INSURANCE (1.1%)
      2,000   Lincoln National Corp.                                7.00       5/17/2066         2,047
      1,000   Principal Financial Global Fund, LLC                  0.76(b)    1/10/2031           880
      1,500   StanCorp Financial Group, Inc.                        6.90       6/01/2067         1,502
                                                                                              --------
                                                                                                 4,429
                                                                                              --------
              MULTI-LINE INSURANCE (1.1%)
      1,000   Genworth Holdings, Inc.                               6.15      11/15/2066           889
      2,000   Glen Meadow Pass-Through Trust(a)                     6.51       2/12/2067         1,950
      1,500   Nationwide Mutual Insurance Co.(a)                    5.81      12/15/2024         1,524
                                                                                              --------
                                                                                                 4,363
                                                                                              --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
         40   Citigroup Capital XIII                                7.88      10/30/2040         1,088
      1,000   General Electric Capital Corp.                        0.87(b)    4/07/2014         1,002
      1,000   General Electric Capital Corp.                        6.38      11/15/2067         1,089
      1,000   ILFC E-Capital Trust I(a)                             5.46(b)   12/21/2065           925
      2,000   JPMorgan Chase Capital XXI                            1.19(b)    2/02/2037         1,500
                                                                                              --------
                                                                                                 5,604
                                                                                              --------
              PROPERTY & CASUALTY INSURANCE (0.9%)
      1,000   Chubb Corp.                                           6.38       3/29/2067         1,087
        500   HSB Group, Inc.                                       1.15(b)    7/15/2027           390

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                             COUPON                        VALUE
(000)         SECURITY                                              RATE       MATURITY          (000)
------------------------------------------------------------------------------------------------------
$     1,000   Ironshore Holdings, Inc.(a)                           8.50%      5/15/2020      $  1,140
      1,000   Progressive Corp.                                     6.70       6/15/2037         1,088
                                                                                              --------
                                                                                                 3,705
                                                                                              --------
              REGIONAL BANKS (1.6%)
      1,000   BB&T Corp.                                            0.94(b)    4/28/2014         1,002
      1,000   CoBank ACB(a)                                         0.84(b)    6/15/2022           926
      1,000   First Maryland Capital Trust I                        1.24(b)    1/15/2027           820
      2,000   KeyCorp Capital I                                     0.99(b)    7/01/2028         1,620
      2,800   Suntrust Capital I                                    0.91(b)    5/15/2027         2,268
                                                                                              --------
                                                                                                 6,636
                                                                                              --------
              Total Financials                                                                  32,445
                                                                                              --------
              HEALTH CARE (1.4%)
              ------------------
              BIOTECHNOLOGY (0.1%)
EUR     370   Amgen, Inc.                                           2.13       9/13/2019           511
                                                                                              --------
              HEALTH CARE FACILITIES (0.9%)
      1,000   Community Health Systems, Inc.                        7.13       7/15/2020         1,039
      1,500   HCA Holdings, Inc.                                    6.25       2/15/2021         1,573
      1,000   Tenet Healthcare Corp.(a)                             6.00      10/01/2020         1,045
                                                                                              --------
                                                                                                 3,657
                                                                                              --------
              PHARMACEUTICALS (0.4%)
      1,500   Valeant Pharmaceuticals International, Inc.(a)        6.75       8/15/2021         1,598
                                                                                              --------
              Total Health Care                                                                  5,766
                                                                                              --------
              INDUSTRIALS (0.3%)
              ------------------
              AEROSPACE & DEFENSE (0.2%)
      1,000   Textron Financial Corp.(a)                            6.00       2/15/2067           900
                                                                                              --------
              INDUSTRIAL CONGLOMERATES (0.1%)
CAD     200   GE Capital Canada Funding Company                     5.73      10/22/2037           215
MXN   4,000   General Electric Capital Corp.                        8.87       6/02/2018           343
                                                                                              --------
                                                                                                   558
                                                                                              --------
              Total Industrials                                                                  1,458
                                                                                              --------
              INFORMATION TECHNOLOGY (0.6%)
              -----------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
      1,000   SunGard Data Systems, Inc.                            7.38      11/15/2018         1,061
                                                                                              --------
              IT CONSULTING & OTHER SERVICES (0.1%)
CAD     250   IBM Corp.                                             2.20       2/10/2017           237
                                                                                              --------
              OFFICE ELECTRONICS (0.2%)
      1,000   Xerox Corp.                                           1.06(b)    5/16/2014         1,001
                                                                                              --------
              Total Information Technology                                                       2,299
                                                                                              --------

================================================================================

24  | USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                             COUPON                        VALUE
(000)         SECURITY                                              RATE       MATURITY          (000)
------------------------------------------------------------------------------------------------------
              MATERIALS (0.4%)
              ----------------
              PAPER PRODUCTS (0.4%)
$     1,500   Mercer International, Inc.                            9.50%     12/01/2017      $  1,642
                                                                                              --------
              TELECOMMUNICATION SERVICES (0.6%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
      1,000   Frontier Communications Corp.                         7.88       1/15/2027           965
         40   Qwest Corp.                                           7.38       6/01/2051           925
                                                                                              --------
                                                                                                 1,890
                                                                                              --------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
        500   SBA Telecommunications, Inc.                          5.75       7/15/2020           523
                                                                                              --------
              Total Telecommunication Services                                                   2,413
                                                                                              --------
              UTILITIES (3.0%)
              ----------------
              ELECTRIC UTILITIES (0.8%)
      1,350   NextEra Energy Capital, Inc.                          6.65       6/15/2067         1,378
      2,000   PPL Capital Funding, Inc.                             6.70       3/30/2067         2,021
                                                                                              --------
                                                                                                 3,399
                                                                                              --------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.8%)
      1,000   AES Corp.                                             7.38       7/01/2021         1,132
        973   Calpine Corp.(c)                                      4.00       4/02/2018           981
      1,000   NRG Energy, Inc.                                      6.63       3/15/2023         1,013
                                                                                              --------
                                                                                                 3,126
                                                                                              --------
              MULTI-UTILITIES (1.4%)
      1,000   Dominion Resources, Inc.                              2.55(b)    9/30/2066           938
      1,000   Integrys Energy Group, Inc.                           6.11      12/01/2066         1,006
      2,900   Puget Sound Energy, Inc.                              6.97       6/01/2067         2,986
      1,000   Wisconsin Energy Corp.                                6.25       5/15/2067         1,032
                                                                                              --------
                                                                                                 5,962
                                                                                              --------
              Total Utilities                                                                   12,487
                                                                                              --------
              Total Corporate Obligations (cost: $77,396)                                       79,269
                                                                                              --------

              EURODOLLAR AND YANKEE OBLIGATIONS (6.1%)

              CONSUMER DISCRETIONARY (0.3%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.3%)
      1,000   Daimler Finance N.A., LLC(a)                          1.02(b)    4/10/2014         1,002
                                                                                              --------
              CONSUMER STAPLES (0.2%)
              -----------------------
              PACKAGED FOODS & MEAT (0.2%)
        500   JBS S.A.                                             10.50       8/04/2016           565
                                                                                              --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                             COUPON                        VALUE
(000)         SECURITY                                              RATE       MATURITY          (000)
------------------------------------------------------------------------------------------------------
              ENERGY (1.0%)
              -------------
              INTEGRATED OIL & GAS (0.5%)
$       2,000 BP Capital Markets plc                                0.88%(b)   9/26/2018      $  2,005
                                                                                              --------
              OIL & GAS STORAGE & TRANSPORTATION (0.5%)
        2,000 TransCanada Pipelines Ltd.                            6.35       5/15/2067         2,056
                                                                                              --------
              Total Energy                                                                       4,061
                                                                                              --------
              FINANCIALS (3.9%)
              -----------------
              DIVERSIFIED BANKS (2.0%)
        1,580 Barclays Bank plc                                     0.69(b)            -(e)        955
        1,000 Commonwealth Bank of Australia(a)                     0.97(b)    3/17/2014         1,002
        2,800 HSBC Bank plc                                         0.69(b)            -(e)      1,932
        1,000 National Australia Bank Ltd.(a)                       1.19(b)    7/25/2014         1,005
        1,000 Nordea Bank AB(a)                                     1.14(b)    1/14/2014         1,000
        1,000 Royal Bank of Scotland Group plc                      9.50       3/16/2022         1,174
        1,000 Westpac Banking Corp.(a)                              1.49(b)    1/30/2014         1,001
                                                                                              --------
                                                                                                 8,069
                                                                                              --------
              LIFE & HEALTH INSURANCE (0.2%)
        1,000 Great-West Life & Annuity Insurance Capital, LP(a)    7.15       5/16/2046         1,035
                                                                                              --------
              MULTI-LINE INSURANCE (0.3%)
        1,000 ZFS Finance USA Trust II(a)                           6.45      12/15/2065         1,075
                                                                                              --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
        1,000 KFW                                                   0.31(b)    3/13/2015         1,001
                                                                                              --------
              PROPERTY & CASUALTY INSURANCE (0.8%)
        1,564 Oil Insurance Ltd.(a)                                 3.23(b)            -(e)      1,383
        2,000 QBE Capital Funding III Ltd.(a)                       7.25       5/24/2041         2,072
                                                                                              --------
                                                                                                 3,455
                                                                                              --------
              REINSURANCE (0.4%)
        1,500 Swiss Re Capital I, LP(a)                             6.85               -(e)      1,593
                                                                                              --------
              Total Financials                                                                  16,228
                                                                                              --------
              INDUSTRIALS (0.5%)
              ------------------
              INDUSTRIAL CONGLOMERATES (0.5%)
        2,000 Hutchison Whampoa International Ltd.(a)               6.00               -(e)      2,125
                                                                                              --------
              MATERIALS (0.2%)
              ----------------
              GOLD (0.2%)
        1,000 Eldorado Gold Corp.(a)                                6.13      12/15/2020           968
                                                                                              --------
              Total Eurodollar and Yankee Obligations
                 (cost: $23,779)                                                                24,949
                                                                                              --------

================================================================================

26  | USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                             COUPON                        VALUE
(000)         SECURITY                                              RATE       MATURITY          (000)
------------------------------------------------------------------------------------------------------
              FOREIGN CORPORATE BONDS (3.2%)

              CONSUMER DISCRETIONARY (0.2%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.2%)
GBP     300   Volkswagen Financial Services N.V.                    1.25%     12/15/2016      $    492
EUR     360   Volkswagen International Finance N.V.                 3.50       2/02/2015           510
                                                                                              --------
                                                                                                 1,002
                                                                                              --------
              Total Consumer Discretionary                                                       1,002
                                                                                              --------
              CONSUMER STAPLES (0.1%)
              -----------------------
              DISTILLERS & VINTNERS (0.1%)
EUR     370   Bacardi Ltd.                                          2.75       7/03/2023           499
                                                                                              --------
              Total Consumer Staples                                                               499
                                                                                              --------
              ENERGY (0.2%)
              -------------
              INTEGRATED OIL & GAS (0.1%)
GBP     130   BP Capital Markets plc                                4.33      12/10/2018           233
CAD     240   BP Capital Markets plc                                2.74       2/24/2017           229
                                                                                              --------
                                                                                                   462
                                                                                              --------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
CAD     230   Trans-Canada Pipelines                                3.65      11/15/2021           219
                                                                                              --------
                                                                                                   219
                                                                                              --------
              Total Energy                                                                         681
                                                                                              --------
              FINANCIALS (1.4%)
              -----------------
              DIVERSIFIED BANKS (0.7%)
CAD     240   Bank of Nova Scotia                                   3.04      10/18/2024           223
GBP     130   Barclays Bank plc                                     5.75       8/17/2021           245
EUR     340   BNP Paribas                                           5.43       9/07/2017           530
GBP     140   Commonwealth Bank of Australia                        3.88      12/14/2015           243
EUR     350   Danske Bank A/S                                       3.88       5/18/2016           515
GBP     130   Lloyds Bank plc                                       4.88       3/30/2027           233
EUR     360   Rabobank Nederland                                    3.75      11/09/2020           511
CAD     250   Royal Bank of Canada                                  2.05       1/13/2015           237
                                                                                              --------
                                                                                                 2,737
                                                                                              --------
              DIVERSIFIED CAPITAL MARKETS (0.2%)
CHF     450   Credit Suisse London                                  2.13       2/05/2015           514
EUR     350   Deutsche Bank AG                                      5.00       6/24/2020           534
                                                                                              --------
                                                                                                 1,048
                                                                                              --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
JPY 100,000   Citigroup, Inc.                                       1.27       6/04/2018           969
EUR     350   ING Bank N.V.                                         3.88       5/24/2016           514

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                             COUPON                        VALUE
(000)         SECURITY                                              RATE       MATURITY          (000)
------------------------------------------------------------------------------------------------------
EUR     360   KFW                                                   1.88%      3/20/2019      $    512
                                                                                              --------
                                                                                                 1,995
                                                                                              --------
              Total Financials                                                                   5,780
                                                                                              --------
              GOVERNMENT (0.5%)
              -----------------
              FOREIGN GOVERNMENT (0.5%)
EUR     350   European Financial Stability Facility                 2.63       5/02/2019           513
EUR     360   European Financial Stability Facility                 2.00       5/15/2017           515
EUR     700   European Union                                        2.75       9/21/2021         1,027
                                                                                              --------
                                                                                                 2,055
                                                                                              --------
              Total Government                                                                   2,055
                                                                                              --------
              HEALTH CARE (0.1%)
              ------------------
              PHARMACEUTICALS (0.1%)
EUR     350   Teva Pharmaceutical Finance IV B.V.                   2.88       4/15/2019           499
                                                                                              --------
                                                                                                   499
                                                                                              --------
              Total Health Care                                                                    499
                                                                                              --------
              MATERIALS (0.5%)
              ----------------
              DIVERSIFIED METALS & MINING (0.5%)
EUR     350   BHP Billiton Finance Ltd.                             3.25       9/24/2027           486
AUD     480   BHP Billiton Finance Ltd.                             3.75      10/18/2017           424
CHF     500   Glencore Finance Europe                               2.63      12/03/2018           588
EUR     380   Xstrata Finance Dubai Ltd.                            1.50       5/19/2016           528
                                                                                              --------
                                                                                                 2,026
                                                                                              --------
              Total Materials                                                                    2,026
                                                                                              --------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
EUR     360   Deutsche Telekom International Finance B.V.           4.00       1/19/2015           514
                                                                                              --------
                                                                                                   514
                                                                                              --------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
GBP     150   Vodafone Group plc                                    4.63       9/08/2014           254
                                                                                              --------
                                                                                                   254
                                                                                              --------
              Total Telecommunication Services                                                     768
                                                                                              --------
              Total Foreign Corporate Bonds (cost: $12,985)                                     13,310
                                                                                              --------

              FOREIGN GOVERNMENT OBLIGATIONS (2.5%)

              GOVERNMENT (2.5%)
              -----------------
CAD   5,000   Canadian Government                                   1.00      11/01/2014         4,708
CAD     240   Financement-Quebec                                    2.40      12/01/2018           226
EUR     340   Government of France                                  3.25      10/25/2021           511

================================================================================

28  | USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                             COUPON                        VALUE
(000)         SECURITY                                              RATE       MATURITY          (000)
------------------------------------------------------------------------------------------------------
JPY  38,550   Japan                                                 2.20%      6/22/2020      $    408
JPY 124,250   Japan                                                 1.60       6/20/2030         1,236
JPY  42,450   Japan                                                 0.80       6/20/2022           409
JPY  42,550   Japan                                                 1.30      12/20/2014           409
JPY  40,950   Japan                                                 1.30       3/20/2019           410
PLN     931   Poland Government Bond                                3.75       4/25/2018           311
CAD     185   Province of British Columbia                          5.70       6/18/2029           212
CAD     245   Province of Ontario                                   2.85       6/02/2023           218
AUD     445   Queensland Treasury Corp.                             6.00       4/21/2016           423
EUR     340   Republic of Austria(a)                                3.15       6/20/2044           483
GBP     130   UK Treasury                                           4.25       3/07/2036           236
GBP     130   UK Treasury                                           3.75       9/07/2020           233
                                                                                              --------
                                                                                                10,433
                                                                                              --------
              Total Foreign Government Obligations (cost: $11,120)                              10,433
                                                                                              --------

              FOREIGN MORTGAGE-BACKED SECURITIES (0.0%)

              FINANCIALS (0.0%)
SEK   1,050   Kommuninvest I Sverige AB                             2.75       8/12/2015           167
                                                                                              --------
              Total Foreign Mortgage-Backed Securities (cost: $166)                                167
                                                                                              --------

              ASSET-BACKED SECURITIES (2.2%)

              FINANCIALS (2.2%)
              -----------------
              ASSET-BACKED FINANCING (2.2%)
$     1,802   Access Group, Inc.(a)                                 0.66       2/25/2036         1,798
        381   Ari Fleet Lease Trust(a)                              0.72       3/15/2020           382
        833   Arran Residential Mortgages Funding plc(a)            1.69      11/19/2047           842
      2,000   Educational Funding of the South                      0.89       4/25/2035         1,997
        391   Holmes Master Issuer plc(a)                           1.64      10/15/2054           392
      1,778   Nelnet Student Loan Trust(a)                          0.76       6/25/2041         1,755
      1,779   Trip Rail Master Funding, LLC(a)                      2.67       7/15/2041         1,827
                                                                                              --------
                                                                                                 8,993
                                                                                              --------
              Total Financials                                                                   8,993
                                                                                              --------
              Total Asset-Backed Securities (cost: $9,048)                                       8,993
                                                                                              --------
              COMMERCIAL MORTGAGE SECURITIES (1.9%)

              FINANCIALS (1.9%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (1.9%)
      2,000   Bear Stearns Commercial Mortgage Securities, Inc.     4.99       9/11/2042         2,083
      1,000   GE Capital Commercial Mortgage Corp.                  5.28       3/10/2044           951
      1,000   GS Mortgage Securities Corp.II                        5.74       8/10/2038           995

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                             COUPON                        VALUE
(000)         SECURITY                                              RATE       MATURITY          (000)
------------------------------------------------------------------------------------------------------
$     1,000   J.P.Morgan Chase Commercial Mortgage
                 Securities Corp.                                   5.04%     10/15/2042      $  1,022
      1,000   J.P.Morgan Chase Commercial Mortgage
                 Securities Corp.                                   5.57       4/15/2043         1,023
      1,000   Merrill Lynch Mortgage Trust                          5.14       7/12/2038         1,042
        500   Merrill Lynch Mortgage Trust                          5.68       5/12/2039           504
                                                                                              --------
                                                                                                 7,620
                                                                                              --------
              Total Financials                                                                   7,620
                                                                                              --------
              Total Commercial Mortgage Securities (cost: $7,018)                                7,620
                                                                                              --------

              U.S.TREASURY SECURITIES (11.9%)

              INFLATION-INDEXED NOTES (11.9%)
              -------------------------------
        550   0.13%, 1/15/2022                                                                     529
      9,119   0.13%, 1/15/2023                                                                   8,620
      1,507   0.13%, 4/15/2016                                                                   1,548
      1,277   0.13%, 4/15/2017                                                                   1,314
      2,360   0.13%, 4/15/2018                                                                   2,408
        706   0.13%, 7/15/2022                                                                     677
      1,877   0.38%, 7/15/2023                                                                   1,812
        179   0.50%, 4/15/2015                                                                     183
        173   0.63%, 2/15/2043                                                                     133
      1,046   0.63%, 7/15/2021                                                                   1,062
        478   0.75%, 2/15/2042                                                                     385
      1,316   1.13%, 1/15/2021                                                                   1,385
      9,066   1.25%, 7/15/2020(f)                                                                9,708
         30   1.38%, 7/15/2018                                                                      33
        368   1.38%, 1/15/2020                                                                     396
        478   1.63%, 1/15/2015                                                                     493
        166   1.63%, 1/15/2018                                                                     181
        343   1.75%, 1/15/2028                                                                     368
        382   1.88%, 7/15/2015                                                                     403
        333   1.88%, 7/15/2019                                                                     370
        393   2.00%, 7/15/2014                                                                     402
      1,919   2.00%, 1/15/2016                                                                   2,047
        426   2.00%, 1/15/2026                                                                     472
        234   2.13%, 1/15/2019                                                                     261
        228   2.13%, 2/15/2040                                                                     257
        374   2.13%, 2/15/2041                                                                     421
        546   2.38%, 1/15/2017                                                                     601
        646   2.38%, 1/15/2025                                                                     743
        387   2.38%, 1/15/2027                                                                     446
        411   2.50%, 7/15/2016                                                                     451
      6,886   2.50%, 1/15/2029(f)                                                                8,103

================================================================================

30  | USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                             COUPON                        VALUE
(000)         SECURITY                                              RATE       MATURITY          (000)
------------------------------------------------------------------------------------------------------
$     1,564   2.63%, 7/15/2017                                                                $  1,761
         88   3.38%, 4/15/2032                                                                     118
        277   3.63%, 4/15/2028                                                                     367
        432   3.88%, 4/15/2029                                                                     593
                                                                                              --------
              Total Inflation-Indexed Notes                                                     49,051
                                                                                              --------
              Total U.S.Treasury Securities (cost: $49,265)                                     49,051
                                                                                              --------

              MUNICIPAL BONDS (0.3%)

              APPROPRIATED DEBT (0.3%)
              ------------------------
      1,000   Univ.of California                                    0.75%(b)  7/01/2041(g)         999
                                                                                              --------
              Total Municipal Bonds (cost: $1,000)                                                 999
                                                                                              --------
              Total Bonds (cost: $191,777)                                                     194,791
                                                                                              --------

              MONEY MARKET INSTRUMENTS (2.2%)

              VARIABLE-RATE DEMAND NOTES (0.2%)

              MUNICIPAL BONDS (0.2%)
              ----------------------
              AIRPORT/PORT (0.2%)
        995   Clark County (LOC - Landesbank
                Baden-Wurttemberg)                                  0.23      7/01/2029            995
                                                                                              --------

------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (2.0%)
  8,037,969   State Street Institutional Liquid Reserve Fund, 0.06%(h)                           8,038
                                                                                              --------
              Total Money Market Instruments (cost: $9,033)                                      9,033
                                                                                              --------

              TOTAL INVESTMENTS (COST: $408,890)                                              $408,893
                                                                                              ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

----------------------------------------------------------------------------------------------------
($ IN 000s)                                             VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
----------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                            $ 45,439            $      -             $-      $ 45,439
  Preferred Stocks                                -               1,169              -         1,169
International Equity Securities:
  Common Stocks                              12,362                   -              -        12,362
  Exchange-Traded Funds                      65,321                   -              -        65,321
  Fixed-Income Exchange-Traded Funds         10,236                   -              -        10,236
Precious Metals and Commodity-Related
  Securities:
  Gold                                       13,072                   -              -        13,072
  Platinum Group Metals                         305                   -              -           305
  Silver                                        714                   -              -           714
  Exchange-Traded Funds                      32,484                   -              -        32,484
Global Real Estate Equity Securities:
  Common Stocks                               9,959                   -              -         9,959
  Exchange-Traded Funds                      14,008                   -              -        14,008
Bonds:
  Corporate Obligations                         925              78,344              -        79,269
  Eurodollar and Yankee Obligations               -              24,949              -        24,949
  Foreign Corporate Bonds                         -              13,310              -        13,310
  Foreign Government Obligations                  -              10,433              -        10,433
  Foreign Mortgage-Backed Securities              -                 167              -           167
  Asset-Backed Securities                         -               8,993              -         8,993
  Commercial Mortgage Securities                  -               7,620              -         7,620
  U.S. Treasury Securities                   49,051                   -              -        49,051
  Municipal Bonds                                 -                 999              -           999
Money Market Instruments:
  Variable-Rate Demand Notes                      -                 995              -           995
  Money Market Funds                          8,038                   -              -         8,038
----------------------------------------------------------------------------------------------------
Total                                      $261,914            $146,979             $-      $408,893
----------------------------------------------------------------------------------------------------

For the period of January 1, 2013, through December 31, 2013, common stock with a fair value of $1,174,000 was transferred from Level 2 to Level 1. Due to an assessment of events at the beginning of the reporting period, this security had adjustments to its foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The foreign market closing adjustments were not deemed necessary at the end of the period. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

32  | USAA REAL RETURN FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2013

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. Investments in foreign securities were 35.0% of net assets at December 31, 2013. A category percentage of 0.0% represents less than 0.1% of net assets.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

    by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
    AUD    Australian dollars
    CAD    Canadian dollars
    CHF    Swiss Francs
    EUR    Euro dollars
    GBP    UK Pound Sterling
    JPY    Japanese Yen
    MXN    Mexican Peso

================================================================================

34  | USAA REAL RETURN FUND

================================================================================

    PLN    Polish Zloty
    REIT   Real estate investment trust
    SEK    Swedish Krona

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at December 31, 2013.

    (c) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at December 31, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the the Board, unless otherwise noted as illiquid.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

    (d) At December 31, 2013, the aggregate market value of securities purchased on a delayed-delivery basis was $53,000.

    (e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (f) At December 31, 2013, portions of these securities were segregated to cover delayed-delivery purchases.

    (g) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    (h) Rate represents the money market fund annualized seven-day yield at December 31, 2013.

    (i) In U.S. dollars unless otherwise noted.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

36  | USAA REAL RETURN FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

December 31, 2013

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $408,890)         $408,893
  Cash                                                                       112
  Cash denominated in foreign currencies (identified cost of $569)           567
  Receivables:
    Capital shares sold:
      Affiliated transactions (Note 7)                                       750
      Nonaffiliated transactions                                             215
    USAA Asset Management Company (Note 6C)                                  106
    Dividends and interest                                                 2,054
    Securities sold                                                          120
                                                                        --------
        Total assets                                                     412,817
                                                                        --------
LIABILITIES
   Payables:
     Securities purchased                                                    162
     Capital shares redeemed                                                 133
   Accrued management fees                                                   173
   Accrued transfer agent's fees                                              18
   Other accrued expenses and payables                                        91
                                                                        --------
       Total liabilities                                                     577
                                                                        --------
         Net assets applicable to capital shares outstanding            $412,240
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $411,347
  Accumulated undistributed net investment income                            185
  Accumulated net realized gain on investments                               702
  Net unrealized appreciation of investments                                   3
  Net unrealized appreciation of foreign currency translations                 3
                                                                        --------
         Net assets applicable to capital shares outstanding            $412,240
                                                                        ========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $77,567/7,590 shares outstanding)        $  10.22
                                                                        ========
    Institutional Shares (net assets of $334,673/32,725
      shares outstanding)                                               $  10.23
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended December 31, 2013

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $43)                      $  4,353
  Interest                                                                 6,659
                                                                        --------
      Total income                                                        11,012
                                                                        --------
EXPENSES
  Management fees                                                          1,784
  Administration and servicing fees:
    Fund Shares                                                              114
    Institutional Shares                                                     281
  Transfer agent's fees:
    Fund Shares                                                              332
    Institutional Shares                                                     281
  Custody and accounting fees:
    Fund Shares                                                               39
    Institutional Shares                                                     132
  Postage:
    Fund Shares                                                                4
    Institutional Shares                                                      21
  Shareholder reporting fees:
    Fund Shares                                                                4
    Institutional Shares                                                      24
  Trustees' fees                                                              14
  Registration fees:
    Fund Shares                                                               26
    Institutional Shares                                                      55
  Professional fees                                                           77
  Other                                                                       12
                                                                        --------
      Total expenses                                                       3,200
  Expenses reimbursed:
    Fund Shares                                                             (280)
    Institutional Shares                                                    (449)
                                                                        --------
      Net expenses                                                         2,471
                                                                        --------
NET INVESTMENT INCOME                                                      8,541
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
  Net realized gain on:
    Unaffiliated transactions                                              1,035
    Affiliated transactions (Note 8)                                         458
    Foreign currency transactions                                              9
  Change in net unrealized appreciation/depreciation of:
    Investments                                                          (10,431)
    Foreign currency translations                                              4
                                                                        --------
      Net realized and unrealized loss                                    (8,925)
                                                                        --------
  Decrease in net assets resulting from operations                      $   (384)
                                                                        ========

See accompanying notes to financial statements.

================================================================================

38  | USAA REAL RETURN FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended December 31,

--------------------------------------------------------------------------------------------

                                                                        2013            2012
--------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                             $  8,541       $   8,558
  Net realized gain on investments                                     1,493           2,404
  Net realized gain (loss) on foreign currency transactions                9              (2)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                      (10,431)         15,748
    Foreign currency translations                                          4               -
                                                                    ------------------------
    Increase (decrease) in net assets resulting from operations         (384)         26,708
                                                                    ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                       (1,649)         (4,521)
    Institutional Shares                                              (6,867)         (3,935)
                                                                    ------------------------
      Total distributions of net investment income                    (8,516)         (8,456)
                                                                    ------------------------
  Net realized gains:
    Fund Shares                                                         (205)           (570)
    Institutional Shares                                                (876)         (1,859)
                                                                    ------------------------
      Total distributions of net realized gains                       (1,081)         (2,429)
                                                                    ------------------------
    Distributions to shareholders                                     (9,597)        (10,885)
                                                                    ------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                          9,630        (109,701)
  Institutional Shares                                               113,622         178,436
                                                                    ------------------------
    Total net increase in net assets from
      capital share transactions                                     123,252          68,735
                                                                    ------------------------
  Capital contribution from USAA Transfer Agency Company                   -               1
                                                                    ------------------------
  Net increase in net assets                                         113,271          84,559
NET ASSETS
  Beginning of year                                                  298,969         214,410
                                                                    ------------------------
  End of year                                                       $412,240       $ 298,969
                                                                    ========================
Accumulated undistributed net investment income:
  End of year                                                       $    185       $     151
                                                                    ========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2013

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this annual report pertains only to the USAA Real Return Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective seeks a total return that exceeds the rate of inflation over an economic cycle.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

The Fund consists of two classes of shares: Real Return Fund Shares (Fund Shares) and Real Return Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net

================================================================================

40  | USAA REAL RETURN FUND

================================================================================

assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA
Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources

================================================================================

42  | USAA REAL RETURN FUND

================================================================================

        to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

        the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred stocks, which are valued based on methods discussed in
    Note 1A2, and certain bonds, except U.S. Treasuries, which are valued based on methods discussed in Note 1A5, and all variable-rate demand notes, which are valued at amortized cost.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

44  | USAA REAL RETURN FUND

================================================================================

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of December 31, 2013, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $52,000.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses.

================================================================================

46  | USAA REAL RETURN FUND

================================================================================

    Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the year ended December 31, 2013, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended December 31, 2013, the Fund paid CAPCO facility fees of $2,000, which represents 0.6% of the total fees paid to CAPCO by the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

USAA Funds. The Fund had no borrowings under this agreement during the year ended December 31, 2013.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for foreign currency and distributions adjustments resulted in reclassifications made to the statement of assets and liabilities to increase accumulated undistributed net investment income and decrease accumulated net realized gain on investments by $9,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended December 31, 2013, and 2012, was as follows:

                                                  2013              2012
                                              -----------------------------
Ordinary income*                              $8,658,000        $ 9,216,000
Long-term realized capital gain                  939,000          1,669,000
                                              ----------        -----------
  Total distributions paid                    $9,597,000        $10,885,000
                                              ----------        -----------

As of December 31, 2013, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income*                                    $ 190,000
Undistributed long-term capital gain                                755,000
Unrealized depreciation of investments                              (52,000)

* Includes short-term realized capital gains, if any, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized depreciation of investments is attributable to the tax deferral of losses on wash sales, distributions, TIPS, trust preferred and passive foreign investment corporation adjustments.

================================================================================

48  | USAA REAL RETURN FUND

================================================================================

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At December 31, 2013, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the year ended December 31, 2013, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2013, were $276,867,000 and $136,412,000, respectively.

As of December 31, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was $408,948,000.

Gross unrealized appreciation and depreciation of investments as of December 31, 2013, for federal income tax purposes, were $19,757,000 and $19,812,000, respectively, resulting in net unrealized depreciation of $55,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(5) CAPITAL SHARE TRANSACTIONS

At December 31, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                        YEAR ENDED               YEAR ENDED
                                    DECEMBER 31, 2013        DECEMBER 31, 2012
-------------------------------------------------------------------------------
                                  SHARES       AMOUNT      SHARES        AMOUNT
                                  ---------------------------------------------
FUND SHARES:
Shares sold                         2,578    $ 26,883        5,174    $  53,412
Shares issued from
  reinvested dividends                179       1,829          491        5,057
Shares redeemed                    (1,842)    (19,082)     (16,032)    (168,170)
                                  ---------------------------------------------
Net increase (decrease) from
  capital share transactions          915    $  9,630      (10,367)   $(109,701)
                                  =============================================
INSTITUTIONAL SHARES:
Shares sold                        12,716    $131,661       17,445    $ 183,083
Shares issued from
  reinvested dividends                758       7,743          555        5,794
Shares redeemed                    (2,483)    (25,782)      (1,008)     (10,441)
                                  ---------------------------------------------
Net increase from capital share
  transactions                     10,991    $113,622       16,992    $ 178,436
                                  =============================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. For the period ended December 31, 2013, there were no subadvisers.

================================================================================

50  | USAA REAL RETURN FUND

================================================================================

    The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2013, the Fund incurred management fees, paid or payable to the Manager, of $1,784,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, and 0.10% of average net assets of the Institutional Shares. For the year ended December 31, 2013, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $114,000 and $281,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2013, the Fund reimbursed the Manager $10,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2014, to limit the annual expenses of the Fund Shares and the Institutional shares to 0.85% and 0.65%, respectively, of their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund Shares and Institutional Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through May 1, 2014, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the year ended December 31, 2013, the Fund incurred reimbursable expenses from the Manager for the Fund Shares and the Institutional Shares of $280,000 and $449,000, respectively, of which $106,000 was receivable from the Manager.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the year ended December 31, 2013, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $332,000 and $281,000, respectively.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund's Institutional Shares is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of December 31, 2013, the Fund recorded a receivable for capital shares sold of $750,000 for the USAA fund-of-funds' purchases of Institutional Shares. As of December 31, 2013, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                       4.0
USAA Target Retirement 2020 Fund                                         6.2
USAA Target Retirement 2030 Fund                                         8.9
USAA Target Retirement 2040 Fund                                         7.8
USAA Target Retirement 2050 Fund                                         3.7
USAA Target Retirement 2060 Fund                                         0.1

================================================================================

52  | USAA REAL RETURN FUND

================================================================================

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended December 31, 2013, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Fund at the then-current market price with no brokerage commissions incurred.

                                                                       NET REALIZED
                                                         COST TO      GAIN (LOSS) TO
        SELLER                   PURCHASER              PURCHASER         SELLER
------------------------------------------------------------------------------------
USAA Real Return Fund      USAA Income Fund            $3,337,000       $  324,000

USAA Real Return Fund      USAA Intermediate-Term
                             Bond Fund                  2,206,000          223,000

USAA Real Return Fund      USAA Managed
                             Allocation Fund            2,857,000         (346,000)

USAA Real Return Fund      USAA Short-Term
                             Bond Fund                  2,252,000          253,000

USAA Real Return Fund      USAA Cornerstone
                             Moderately Aggressive
                             Fund                         954,000          109,000

USAA Real Return Fund      USAA Cornerstone
                             Moderate Fund                125,000                -

USAA Real Return Fund      USAA Cornerstone
                             Aggressive Fund              116,000           13,000

USAA Real Return Fund      USAA Cornerstone
                             Moderately
                             Conservative Fund            641,000          (18,000)

USAA Real Return Fund      USAA First Start
                             Growth Fund                1,333,000         (100,000)

USAA Managed               USAA Real
  Allocation Fund            Return Fund                2,134,000       (1,491,000)

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

                                                                    NET REALIZED
                                                   COST TO         GAIN (LOSS) TO
       SELLER                PURCHASER            PURCHASER            SELLER
---------------------------------------------------------------------------------
USAA Cornerstone           USAA Real
  Moderately                 Return Fund
  Aggressive Fund                                  $ 88,000           $ (5,000)

USAA Cornerstone           USAA Real
  Moderate Fund              Return Fund            810,000            (56,000)

USAA Cornerstone           USAA Real
  Aggressive Fund            Return Fund            641,000            (52,000)

USAA Cornerstone           USAA Real
  Moderately                 Return Fund
  Conservative Fund                                 407,000            (10,000)

USAA Total Return          USAA Real
  Strategy Fund              Return Fund            196,000            (17,000)

================================================================================

54  | USAA REAL RETURN FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                              PERIOD ENDED
                                                       YEAR ENDED DECEMBER 31,                DECEMBER 31,
                                             -------------------------------------------------------------
                                                2013            2012            2011               2010***
                                             -------------------------------------------------------------
Net asset value at beginning of period       $ 10.52          $  9.84         $  10.02           $  10.00
                                             ------------------------------------------------------------
Income (loss) from investment operations:
 Net investment income                           .22              .38              .34                .08(a)
 Net realized and unrealized gain (loss)        (.27)             .71             (.12)               .00(a),(b)
                                             ------------------------------------------------------------
Total from investment operations                (.05)            1.09              .22                .08(a)
                                             ------------------------------------------------------------
Less distributions from:
 Net investment income                          (.22)            (.32)            (.34)              (.06)
 Realized capital gains                         (.03)            (.09)            (.06)                 -
                                             ------------------------------------------------------------
Total distributions                             (.25)            (.41)            (.40)              (.06)
                                             ------------------------------------------------------------
Net asset value at end of period             $ 10.22          $ 10.52         $   9.84           $  10.02
                                             ============================================================
Total return (%)*                               (.44)           11.13             2.18                .78
Net assets at end of period (000)            $77,567          $70,209         $167,716           $115,893
Ratios to average net assets:**
 Expenses (%)(d)                                 .85              .85              .85                .85(c)
 Expenses, excluding reimbursements (%)(d)      1.22             1.51             1.48               1.61(c)
 Net investment income (%)                      2.24             3.14             3.50               3.33(c)
Portfolio turnover (%)                            41               24               24                  2

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2013, average net assets were $75,844,000. *** Fund Shares commenced operations on October 18, 2010.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                              PERIOD ENDED
                                                       YEAR ENDED DECEMBER 31,                DECEMBER 31,
                                             -------------------------------------------------------------
                                                2013            2012            2011               2010***
                                             -------------------------------------------------------------
Net asset value at beginning of period       $  10.53         $   9.85        $ 10.03            $ 10.00
                                             -----------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                            .25              .32            .36                .09(a)
 Net realized and unrealized gain (loss)         (.28)             .79           (.12)               .00(a),(b),(e)
                                             -----------------------------------------------------------
Total from investment operations                 (.03)            1.11            .24                .09(a)
                                             -----------------------------------------------------------
Less distributions from:
 Net investment income                           (.24)            (.34)          (.36)              (.06)
 Realized capital gains                          (.03)            (.09)          (.06)                 -
                                             -----------------------------------------------------------
Total distributions                              (.27)            (.43)          (.42)              (.06)
                                             -----------------------------------------------------------
Net asset value at end of period             $  10.23         $  10.53        $  9.85            $ 10.03
                                             ===========================================================
Total return (%)*                                (.24)           11.38           2.38                .91
Net assets at end of period (000)            $334,673         $228,760        $46,694            $30,924
Ratios to average net assets:**
 Expenses (%)(c)                                  .65              .65            .65                .65(d)
 Expenses, excluding
  reimbursements (%)(c)                           .81              .81            .76                .84(d)
 Net investment income (%)                       2.43             3.58           3.71               3.33(d)
Portfolio turnover (%)                             41               24             24                  2

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2013, average net assets were $281,494,000. *** Institutional Shares commenced operations on October 18, 2010.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Reflects a net realized and unrealized gain per share, whereas the statement of operations for the period ended December 31, 2010, reflected a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses is due to the timing of sales and repurchases for the Institutional Shares in relation to fluctuating market values for the portfolio.

================================================================================

56  | USAA REAL RETURN FUND

================================================================================

EXPENSE EXAMPLE

December 31, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2013, through December 31, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be

================================================================================

                                                           EXPENSE EXAMPLE |  57

================================================================================

used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                         EXPENSES PAID
                                    BEGINNING           ENDING           DURING PERIOD*
                                  ACCOUNT VALUE      ACCOUNT VALUE        JULY 1, 2013 -
                                   JULY 1, 2013    DECEMBER 31, 2013    DECEMBER 31, 2013
                                  -------------------------------------------------------
FUND SHARES
Actual                              $1,000.00         $1,030.90              $4.35

Hypothetical
 (5% return before expenses)         1,000.00          1,020.92               4.33

INSTITUTIONAL SHARES
Actual                               1,000.00          1,031.90               3.33

Hypothetical
 (5% return before expenses)         1,000.00          1,021.93               3.31

* Expenses are equal to the annualized expense ratio of 0.85% for Fund Shares and 0.65% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 3.09% for Fund Shares and 3.19% for Institutional Shares for the six-month period of July 1, 2013, through December 31, 2013.

================================================================================

58  | USAA REAL RETURN FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address of each P.O. Box 659450, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  59

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. McNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (2/13-present); Director of AMCO (01/12-present); President and Director, USAA Investment Management Company (IMCO) and USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc.
(FPS) (04/11-present); President and Director of USAA Investment Management Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 16 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

60  | USAA REAL RETURN FUND

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

PAUL L. McNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member in 9/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as one year as a Board Member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  61

================================================================================

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (7/31-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-6/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over five years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

62  | USAA REAL RETURN FUND

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 13 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the advisory board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

    (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
    (2) Member of Executive Committee
    (3) Member of Audit Committee
    (4) Member of Pricing and Investment Committee
    (5) Member of Corporate Governance Committee
    (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
    (7) Dr. Ostdiek was designated as an Audit Committee Financial Expert by the Funds' Board in November 2008.
    (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  63

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11); Managing Director, AIG Investments, (12/03-01/09).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director and General Counsel, FASG, USAA (10/12-10/13); Secretary and Director, IMCO (6/13-present); Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-10/12); Assistant Secretary, USAA family of funds (4/10-6/13); Reed Smith, LLP, Associate (08/05-11/08). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICorp.

================================================================================

64  | USAA REAL RETURN FUND

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Executive Director, Lead Securities Attorney, Financial Advice & Solutions Group
(FASG) General Counsel, USAA (04/13-present); Attorney, FASG General Counsel, USAA (04/10-04/13); Associate, Goodwin Procter LLP (02/09-04/10); Associate, Morrison & Foerster LLP (07/07-02/09). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. De VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  65

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

    (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

66  | USAA REAL RETURN FUND

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      USAA.COM select "Investments,"
AT USAA.COM                            then "Mutual Funds"

OR CALL                                Under "Investments" view
(800) 531-USAA                         account balances, or click
        (8722)                         "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

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   =============================================================================
   94421-0214                                (C)2014, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

On September 25, 2013, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 52 funds in all. Only 14 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2013 and 2012 were $419,620 and $360,045, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2013 and 2012 were $78,650 and $65,860, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2013 and 2012.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2013 and 2012.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for December 31, 2013 and 2012 were $406,468 and $387,250, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2013 and 2012 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee:
August 31, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

Approved and adopted by the Investment Code of Ethics Committee:
August 23, 2013

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 25, 2013

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.
(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2013

By:*     /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary


Date:     2/24/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     2/24/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     2/24/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.